Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents
Cash and Cash Equivalents

8. Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31, 2019	June 30, 2020
Current accounts	113,655	127,647
Time deposits (with original maturities of three months or less)	149,491	44,483
Ship management client accounts	601	784
Total	263,747	172,914

Ship management client accounts represent amounts provided by the clients of GasLog LNG Services Ltd. in order to enable the Group to cover obligations of vessels under management. A compensating balance is held as a current liability.